Borrowings - Future Payments of Long Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
LONG TERM DEBT BY MATURITY [Abstract]
2019	$ 15,821
2020	15,348
2021	110,257
2022	389,205
2023	5,012
2024 and thereafter	2,525
Total	$ 538,168	$ 542,912